Line of Credit and Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Line of Credit and Notes Payable

Note 9Note Payable

The following is a summary of notes payable as of March 31, 2024 and December 31, 2023:

	March 31,	December 31,
Notes Payable	2024	2023
Note payable issued January 12, 2023 (Face Value: $220,000)	$220,000	$220,000
Total note payable and line of credit	$220,000	$220,000

As of March 31, 2024, the Company had no required principal payments on its notes payable.

Notes Payable

On October 6, 2022, in connection with the execution of a Business Combination Agreement, the Company entered into a securities purchase agreement (“The Agreement”) with an accredited investor (“Holder”), issued and sold to such investor a 10.00% original issue discount senior secured promissory notes due October 5, 2023, in the aggregate principal amount of $2,222,222 (the “Bridge Notes”). $666,667 of the Bridge Note was allocated to the Company. The Company received cash proceeds of $600,000 from the note.

Concurrently with the execution of the Business Combination Agreement, on October 6, 2022, Digital Health Acquisition Company (‘DHAC”) entered into an Amended and Restated Securities Purchase Agreement (the “PIPE Securities Purchase Agreement”) with certain investors (the “PIPE Investors”). If the PIPE Financing closes in connection with the closing of the Business Combination, 110% if paid after 90 days of the original issue date, 100% if before 90 days under the Bridge Notes and guaranteed interest of 10% are due and payable at the closing of the PIPE Financing.

The Bridge Note has a mandatory default payment of 125% of the sum of the outstanding principal and all accrued interest unpaid and all other amounts, costs, fees (including Late Fees), expenses, indemnification and liquidated and other damages and other obligations due to the Holder. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The Agreement includes a mandatory prepayment that upon the closing of the Business Combination under the Business Combination Agreement, the Company shall repay the note in its entirety to the Holder in an amount equal to the mandatory prepayment Amount.

The Company reviewed the contingent early repayment option granted in the Bridge Note under ASC 815 and concluded that as a result of the significant discount granted in the note, the contingent mandatory repayment provision is therefore considered an embedded derivative. Accordingly, in accordance with ASC 470-20, the Company allocated the Bridge Note proceeds between the Bridge Note and the Embedded Early Mandatory Repayment option, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at issuance was $208,803 and the residual value of $457,864 was allocated to the principal balance of the note. (see Note 10. Fair Value Measurements for additional disclosure on the derivative).

On October 5, 2023 the Company defaulted on the Bridge Note and accordingly the default provisions were allocated and applied resulting in the triggering of a 125% mandatory default penalty, a 10% late fee and default interest from the date of default of 24% resulting in default interest expense of $383,790 during the year ended December 31, 2023.

An Exchange Agreement (this “Agreement”) was dated as of November 21, 2023, between Digital Health Acquisition Corp., a Delaware corporation (“DHAC”), VSee Lab, Inc., a Delaware corporation (“VSee”) and iDoc Virtual Telehealth Solutions, Inc., a Texas corporation (“iDoc”, and together with DHAC and VSee, each a “Company” and collectively, the “Companies”) and the Holder.

The Holder beneficially owns and holds (i) a promissory note of DHAC in the principal amount (including the original issue discount of $88,889) of $888,889 (the “DHAC Note”); (ii) a promissory note of VSee in the principal amount (including the original issue discount of $66,667) of $666,667 (the “VSee Note”); and (iii) a promissory note of iDoc in the principal amount (including the original issue discount of $66,667) of $666,667 (the “iDoc Note”, together with the DHAC Note and the VSee Note, collectively, the “Original Notes”) which are currently due and owing, and have an aggregate current value of $3,723,744, including interest.

The Holder has agreed to purchase from VSee and iDoc, their respective shares of common stock, in exchange of the principal amount (excluding the original issue discount of $66,667) of $600,000 of the VSee Note and the principal amount (excluding the original issue discount of $66,667) of $600,000 of the iDoc Note, effective immediately prior to the consummation of the Business Combination. As of March 31, 2024 and December 31, 2023, the Company has $600,000 recorded as a contingent liability on the condensed consolidated balance sheets.

The Holder, severally and not jointly, desire to, upon consummation of the Business Combination, exchange all amounts currently due and owing (the “Original Notes Amount”) under (i) the DHAC Note, (ii) the VSee Note other than the principal amount of $600,000 thereof, and (iii) the iDoc Note other than the principal amount of $600,000 thereof (the “Exchange”) for senior secured convertible promissory notes with an aggregate principle value of $2,523,744 (such notes, the “Notes” or the “Securities”), in the form of the Exchange Note was assumed by DHAC.

As a result of the Exchange Agreement, DHAC assumed The Company’s default interest of $383,789. The carrying balance of the Bridge note and the bifurcated derivative was offset by the principal amount of $600,000, resulting in a gain on forgiveness of debt of $107,862 during the year ended December 31, 2023.

As of March 31, 2024 and December 31, 2023, the Bridge note net of unamortized debt discount was $0. No amortized debt discount and interest were recognized during the three months ended March 31, 2024. The Company recognized $16,484 of amortized debt discount and $16,484 in accrued interest for a total Bridge note interest expense of $32,968 for the three months ended March 31, 2023. The Company had $0 in accrued interest as of March 31, 2024 and December 31, 2023.

On January 12, 2023, the Company received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $220,000. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on July 15, 2023. On November 21, 2023, the Company entered into various securities purchase agreements (the “Conversion SPAs”) to convert the promissory note into Series A Preferred Stock at the Closing of the Business Combination. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. As of March 31, 2024 and December 31, 2023, the promissory note net of unamortized debt discount was $220,000. No amortized debt discount and interest were recognized on the loan during the three months ended March 31, 2024. The Company recognized $8,136 of amortized debt discount and $5,280 in accrued interest for a total Bridge note interest expense of $13,416 for the three months ended March 31, 2023. As of March 31, 2024 and December 31, 2023, the Company had $12,980 in accrued interest, which is included within accounts payable and accrued liabilities on the condensed consolidated balance sheets.

Note 9 Note Payable

The following is a summary of notes payable as of December 31, 2023 and 2022:

Notes Payable	December 31, 2023	December 31, 2022
Note payable issued October 6, 2022 (Face Value: $666,667)	$—	$666,667
Note payable issued January 12, 2023 (Face Value: $220,000)	220,000	—
Total notes payable and line of credit	220,000	666,667
Less: unamortized debt discount, net	—	(259,536)
Total notes payable at carrying value	$220,000	$407,131

As of December 31, 2023, the Company had no required principal payments on its notes payable.

Notes Payable

On October 6, 2022, in connection with the execution of a Business Combination Agreement, the Company entered into a securities purchase agreement (“The Agreement”) with an accredited investor (“Holder”), issued and sold to such investor a 10.00% original issue discount senior secured promissory notes due October 5, 2023, in the aggregate principal amount of $2,222,222 (the “Bridge Notes”). $666,667 of the Bridge Note was allocated to the Company. The Company received cash proceeds of $600,000 from the note.

Concurrently with the execution of the Business Combination Agreement, on October 6, 2022, Digital Health Acquisition Company (‘DHAC”) entered into an Amended and Restated Securities Purchase Agreement (the “PIPE Securities Purchase Agreement”) with certain investors (the “PIPE Investors”). If the PIPE Financing closes in connection with the closing of the Business Combination, 110% if paid after 90 days of the original issue date, 100% if before 90 days under the Bridge Notes and guaranteed interest of 10% are due and payable at the closing of the PIPE Financing.

The Bridge Note has a mandatory default payment of 125% of the sum of the outstanding principal and all accrued interest unpaid and all other amounts, costs, fees (including Late Fees), expenses, indemnification and liquidated and other damages and other obligations due to the Holder. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The Agreement includes a mandatory prepayment that upon the closing of the Business Combination under the Business Combination Agreement, the Company shall repay the note in its entirety to the Holder in an amount equal to the mandatory prepayment Amount.

The Company reviewed the contingent early repayment option granted in the Bridge Note under ASC 815 and concluded that as a result of the significant discount granted in the note, the contingent mandatory repayment provision is therefore considered an embedded derivative. Accordingly, in accordance with ASC 470-20, the Company allocated the Bridge Note proceeds between the Bridge Note and the Embedded Early Mandatory Repayment option, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at issuance was $208,803 and the residual value of $457,864 was allocated to the principal balance of the note. (see Note 10. Fair Value Measurements for additional disclosure on the derivative).

On October 5, 2023 the Company defaulted on the Bridge Note and accordingly the default provisions were allocated and applied resulting in the triggering of a 125% mandatory default penalty, a 10% late fee and default interest from the date of default of 24% resulting in default interest expense of $383,790.

An Exchange Agreement (this “Agreement”) was dated as of November 21, 2023, between Digital Health Acquisition Corp., a Delaware corporation (“DHAC”), VSee Lab, Inc., a Delaware corporation (“VSee”) and iDoc Virtual Telehealth Solutions, Inc., a

Texas corporation (“iDoc”, and together with DHAC and VSee, each a “Company” and collectively, the “Companies”) and the Holder.

The Holder beneficially owns and holds (i) a promissory note of DHAC in the principal amount (including the original issue discount of $88,889) of $888,889 (the “DHAC Note”); (ii) a promissory note of VSee in the principal amount (including the original issue discount of $66,667) of $666,667 (the “VSee Note”); and (iii) a promissory note of iDoc in the principal amount (including the original issue discount of $66,667) of $666,667 (the “iDoc Note”, together with the DHAC Note and the VSee Note, collectively, the “Original Notes”) which are currently due and owing, and have an aggregate current value of $3,723,744, including interest.

The Holder has agreed to purchase from VSee and iDoc, their respective shares of common stock, in exchange of the principal amount (excluding the original issue discount of $66,667) of $600,000 of the VSee Note and the principal amount (excluding the original issue discount of $66,667) of $600,000 of the iDoc Note, effective immediately prior to the consummation of the Business Combination. As of December 31, 2023, the Company has $600,000 recorded as a contingent liability on the consolidated balance sheets.

The Holder, severally and not jointly, desire to, upon consummation of the Business Combination, exchange all amounts currently due and owing (the “Original Notes Amount”) under (i) the DHAC Note, (ii) the VSee Note other than the principal amount of $600,000 thereof, and (iii) the iDoc Note other than the principal amount of $600,000 thereof (the “Exchange”) for senior secured convertible promissory notes with an aggregate principle value of $2,523,744 (such notes, the “Notes” or the “Securities”), in the form of the Exchange Note was assumed by DHAC.

As a result of the Exchange Agreement, DHAC assumed The Company’s default interest of $383,789. The carrying balance of the Bridge note and the bifurcated derivative was offset by the principal amount of $600,000, resulting in a gain on forgiveness of debt of $107,862.

As of December 31, 2023 and 2022, the Bridge note net of unamortized debt discount was $0 and $407,131, respectively. The Company recognized $50,734 of amortized debt discount and $50,731 in interest for a total Bridge note interest expense of $101,465 for the year ended December 31, 2023. The Company recognized $15,934 of amortized debt discount for the year ended December 31, 2022. The Company had $0 and $15,934 in accrued interest as of December 31, 2023 and December 31, 2022, respectively.

On January 12, 2023, the Company received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $220,000. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on July 15, 2023. On November 21, 2023, the Company entered into various securities purchase agreements (the “Conversion SPAs”) to convert the promissory note into Series A Preferred Stock at the Closing of the Business Combination. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. As of December 31, 2023, the promissory note net of unamortized debt discount was $220,000. The Company recognized $20,000 of amortized debt discount and $12,980 in accrued interest for a total interest expense of $32,980 for the year ended December 31, 2023.

IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable

Note 6Line of Credit and Notes Payable

The following is a summary of the notes payable and line of credit as of March 31, 2024 and December 31, 2023:

	March 31,	December 31,
Notes Payable & Line of Credit	2024	2023
Note payable issued November 29, 2021 (Face Value: $654,044)	$336,983	$336,983
Line of credit issued November 29, 2021 (Face Value: $500,000)	456,097	456,097
Note payable issued December 1, 2021 (Face Value: $1,500,700)	1,500,600	1,500,600
Note payable issued November 15, 2022 (Face Value: $200,000)	200,000	200,000
Note payable issued January 25, 2023 (Face Value: $100,000)	100,000	100,000
Note payable issued February 14, 2023 and December 15, 2022 (Face Value: $585,500)	585,000	585,000
Note payable issued August 3, 2023 (Face Value: $33,000)	33,000	33,000
Note payable issued August 18, 2023 (Face Value: $64,000)	64,000	64,000
Note payable issued November 13, 2023 (Face Value: $22,000)	22,000	22,000
Note payable issued November 30, 2023 (Face Value: $200,000)	224,000	200,000
Note payable issued January 14, 2024 (Face Value: $16,200)	16,200	—
Total notes payable and line of credit	3,537,880	3,497,680
Less: current portion	(2,037,280)	(1,997,080)
Total notes payable and line of credit	$1,500,600	$1,500,600

Required principal payments under the company’s notes payable and line of credit are as follows:

Year Ending December 31, 2024	$2,037,280
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$3,537,880

Notes Payable

On November 29, 2021, the Company received a $654,044 promissory note from a bank, collateralized by all the assets of the Company. Interest was payable monthly at the annual fixed rate of 4.284%. On November 1, 2023, the Company entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal prime rate (8.5% at March 31, 2024) (Note 11). The Company is required to pay the loan in 36 payments of $19,409. As of March 31, 2024 and December 31, 2023, the Company had an outstanding balance of $336,983 on the promissory note. For the three months ended March 31, 2024 and 2023, the Company paid and recorded $9,794 and $4,411 in interest, respectively. The Company accrued interest of $17,304 and $7,509 at March 31, 2024 and December 31, 2023, respectively.

On December 1, 2021, the Company received a promissory note from a bank in the amount of $500,000. On February 25, 2022, the Company received an extension of $1,000,700 on the promissory note. The promissory note is collateralized by all the assets of the Company and the private property of the Company’s CEO. Interest is accrued monthly at the annual fixed rate of 3.75%. The promissory note matures on December 19, 2051. As of March 31, 2024 and December 31, 2023, the Company had an outstanding balance of $1,500,600 on the promissory note. Commencing on January 1, 2024, the Company is required to make monthly installment payments, including principal and interest, of $7,682. The Company recorded $14,029 and $13,875 in interest related to the promissory note for the three months ended March 31, 2024 and 2023, respectively. The accrued interest balance, which is included within accrued liabilities on the condensed consolidated balance sheets, as of March 31, 2024 and December 31, 2023 are $103,571 and $89,541, respectively.

On October 6, 2022, in connection with the execution of a Business Combination Agreement, the Company entered into a securities purchase agreement (“The Agreement”) with an accredited investor (“Holder”), issued and sold to such investor a 10.00% original issue discount senior secured promissory notes due October 5, 2023, in the aggregate principal amount of $2,222,222 (the “Bridge Notes”). $666,667 of the Bridge Note was allocated to the Company. The Company received cash proceeds of $600,000 from the note.

Concurrently with the execution of the Business Combination Agreement, on October 6, 2022, Digital Health Acquisition Company (‘DHAC”) entered into an Amended and Restated Securities Purchase Agreement (the “PIPE Securities Purchase Agreement”) with certain investors (the “PIPE Investors”). If the PIPE Financing closes in connection with the closing of the Business Combination, 110% if paid after 90 days of the original issue date, 100% if before 90 days under the Bridge Notes, and guaranteed interest of 10% are due and payable at the closing of the PIPE Financing.

The Bridge Note has a mandatory default payment of 125% of the sum of the outstanding principal and all accrued interest unpaid and all other amounts, costs, fees (including Late Fees), expenses, indemnification and liquidated and other damages and other obligations due to the Holder. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The Agreement includes a mandatory prepayment that upon the closing of the Business Combination under the Business Combination Agreement, the Company shall repay the note in its entirety to the Holder in an amount equal to the mandatory prepayment Amount.

The Company reviewed the contingent early repayment option granted in the Bridge Note under ASC 815 and concluded that as a result of the significant discount granted in the note, the contingent mandatory repayment provision is therefore considered an embedded derivative. Accordingly, in accordance with ASC 470-20, the Company allocated the Bridge Note proceeds between the Bridge Note and the Embedded Early Mandatory Repayment option, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at issuance was $208,803 and the residual value of $457,864 was allocated to the principal balance of the note. (See Note 9. Fair Value Measurements for additional disclosure on the derivative).

On October 5, 2023 the Company defaulted on the Bridge Note and accordingly the default provision were allocated and applied resulting in the triggering of 125% mandatory default penalty, a 10% late fee and default interest from the date of default of 24% resulting in default interest expense of $383,789 during the year ended December 31, 2023.

An Exchange Agreement (this “Agreement”) was dated as of November 21, 2023, between Digital Health Acquisition Corp., a Delaware corporation (“DHAC”), VSee Lab, Inc., a Delaware corporation (“VSee”) and iDoc Virtual Telehealth Solutions, Inc., a Texas corporation (“iDoc”, and together with DHAC and VSee, each a “Company” and collectively, the “Companies”) and the holders.

The Holder beneficially own and hold (i) a promissory note of DHAC in the principal amount (including the original issue discount of $88,889) of $888,889 (the “DHAC Note”); (ii) a promissory note of VSee in the principal amount (including the original issue discount of $66,667) of $666,667 (the “VSee Note”); and (iii) a promissory note of iDoc in the principal amount (including the original issue discount of $66,667) of $666,667 (the “iDoc Note”, together with the DHAC Note and the VSee Note, each as further detailed on Schedule I hereto, collectively, the “Original Notes”) which are currently due and owing, and have an aggregate current value of $3,723,744, including interest.

The Holder has agreed to purchase from VSee and iDoc, their respective shares of common stock, in exchange of the principal amount (excluding the original issue discount of $66,667) of $600,000 of the VSee Note and the principal amount (excluding the original issue discount of $66,667) of $600,000 of the iDoc Note, effective immediately prior to the consummation of the Business

Combination. As of March 31, 2024 and December 31, 2023, the Company has $600,000 recorded as a contingent liability on the condensed consolidated balance sheets.

The Holder, severally and not jointly, desire to, upon consummation of the Business Combination, exchange all amounts currently due and owing (the “Original Notes Amount”) under (i) the DHAC Note, (ii) the VSee Note other than the principal amount of $600,000 thereof, and (iii) the iDoc Note other than the principal amount of $600,000 thereof (the “Exchange”) for senior secured convertible promissory notes with an aggregate principle value of $2,523,744 (such notes, the “Notes” or the “Securities”), in the form of the Exchange Note was assumed by DHAC.

As a result of the Exchange Agreement, DHAC assumed The Company’s default interest of $383,789. The carrying balance of the Bridge note and the bifurcated derivative was offset by the principal amount of $600,000, resulting in a gain on forgiveness of debt of $107,862 during the year ended December 31, 2023.

As of March 31, 2024 and December 31, 2023, the Bridge note net of unamortized debt discount was $0. The Company recognized $0 of amortized debt discount and $0 in interest for the three months ended March 31, 2024. The Company recognized $16,484 of amortized debt discount and $16,484 in interest for a total Bridge Note interest expense of $32,968 for the three months ended March 31, 2023. The Company had $0 in accrued interest as of March 31, 2024 and December 31, 2023.

On November 15, 2022, the Company received a $200,000 promissory note from an accredited investor. The promissory note matures on December 31, 2024, and is collateralized by all the assets of the Company. $100,000 of the promissory note was funded on November 15, 2022 and the remaining $100,000 was funded on January 12, 2023. Interest is accrued monthly at the annual fixed rate of 10.00%, with principal and interest due upon maturity. On June 30, 2023, the accredited investor forgave the interest expense on the loan from the date of origination. On November 21, 2023, concurrently with the execution of the Business Combination Agreement, the Company entered into various securities purchase agreements (the “Conversion SPAs”) to convert the promissory note into Series A Preferred Stock at the Closing of the Business combination. For the three months ended March 31, 2024 and 2023, the Company incurred $0 and $5,000 in interest, respectively. As of March 31, 2024 and December 31, 2023, the Company had an outstanding balance of $200,000, and an accrued interest balance of $0.

On December 15, 2022, the Company received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $220,000. On February 14, 2023, the Company received an extension of $423,500 on the promissory note. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on July 15, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. On June 30, 2023, the accredited investor forgave the interest expense on the loan from the date of origination. On November 21, 2023, concurrently with the execution of the Business Combination Agreement, the Company entered into the “Conversion SPAs” to convert the promissory note into Series A Preferred Stock at the Closing of the Business Combination. As of March 31, 2024 and December 31, 2023, the promissory note net of unamortized debt discount was $585,000. No amortized debt discount and interest expense were recognized for the three months ended March 31, 2024. The Company had $0 in accrued interest as of March 31, 2024 and December 31, 2023.

On January 25, 2023, the Company received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $110,000. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on July 15, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. On June 30, 2023, the accredited investor forgave the interest expense on the loan from the date of origination. On November 21, 2023, concurrently with the execution of the Business Combination Agreement, the Company entered into the Conversion SPAs to convert the promissory note into Series A Preferred Stock at the Closing of the Business Combination. As of March 31, 2024 and December 31, 2023, the promissory note net of unamortized debt discount was $100,000. No amortized debt discount and interest expense were recognized for the three months ended March 31, 2024. The Company had $0 accrued interest as of March 31, 2024 and December 31, 2023.

On August 3, 2023, the Company received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $33,000. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on November 1, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. Upon an Event of Default, the interest rate on the note shall increase to the greater of 24% per annum or the maximum rate allowed by the laws governing this agreement. As of March 31, 2024 and December 31, 2023, the promissory note net of unamortized debt discount was $33,000. The Company recognized $0 of amortized debt discount and $2,145 in default interest for a total interest expense of $2,145 for the three months ended March 31, 2024. The Company had $2,805 and $660 in accrued interest as of March 31, 2024 and December 31, 2023, respectively.

On August 18, 2023, the Company received a 8.5% original issue discount promissory note from an accredited investor with a principal balance of $64,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and are amortized as interest expense over the life of the underlying note payable. The promissory note matures on November 16, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. Upon an Event of Default, the interest rate on the note shall increase to the greater of 24% per annum or the maximum rate allowed by the laws governing this agreement. As of March 31, 2024 and December 31, 2023, the promissory note net of unamortized debt discount was $64,000. The Company recognized $0 of amortized debt discount and $4,160 in default interest for a total interest expense of $4,160 for the three months ended March 31, 2024. The Company had $5,440 and $1,280 in accrued interest as of March 31, 2024 and December 31, 2023, respectively.

On November 13, 2023, the Company received a 10% original issue discount promissory note from an accredited investor with a principal balance of $22,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and are amortized as interest expense over the life of the underlying note payable. The promissory note matures on December 13, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. Upon an Event of Default, the interest rate on the note shall increase to the greater of 24% per annum or the maximum rate allowed by the laws governing this agreement. As of March 31, 2024 and December 31, 2023, the promissory note net of unamortized debt discount was $22,000. The Company recognized $0 of amortized debt discount and $1,430 in default interest for a total interest expense of $1,430 for the three months ended March 31, 2024. The Company had $1,650 and $220 in accrued interest as of March 31, 2024 and December 31, 2023, respectively.

On November 30, 2023, the Company received a note payable from a lender with a purchase price of $200,000. The note payable has a 24% interest rate over the 3-month loan term. Upon an Event of Default, the interest rate on the note shall increase to the greater of 24% per annum or the maximum rate allowed by the laws governing this agreement. On March 28, 2023, the Company modified the loan agreement to a loan principal of $224,000. The Company recorded $24,000 of interest expense on the loan for the three months ended March 31, 2024. As of March 31, 2024 and December 31, 2023, the Company had an outstanding balance of $224,000 and $200,000 on the loan. The Company had $0 in accrued interest as of March 31, 2024 and December 31, 2023.

On January 14, 2024, the Company received a note payable from a lender for $16,200. The note payable has an 8% interest rate over the 180-day loan term. The Company recorded $324 of interest expense on the loan for the three months ended March 31, 2024. As of March 31, 2024, the Company had an outstanding balance of $16,200 on the loan. The Company had $324 in accrued interest as of March 31, 2024.

Line of credit amendment

On November 29, 2021, the Company received a revolving line of credit from the same bank as the $500,000 promissory note. The line of credit is collateralized by the Company’s assets. Interest was payable monthly at 1.25% above the Wall Street Journal prime rate (8.5% at December 31, 2023). On November 1, 2023, the Company entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal prime rate (8.5% at December 31, 2023) (Note 11). As of March 31, 2024 and December 31, 2023, the Company had an outstanding balance of $456,097 on the line of credit. The Company recorded $13,259 and $11,184 in interest related to the line of credit for the three months ended March 31, 2024 and 2023, respectively. The accrued interest balance, which is included within accrued liabilities on the condensed consolidated balance sheets, as of March 31, 2024 and December 31, 2023, are $16,109 and $4,201, respectively.

Note 8Line of Credit and Notes Payable

The following is a summary of the notes payable and line of credit as of December 31, 2023 and 2022:

	December 31,	December 31,
Notes Payable & Line of Credit	2023	2022
Note payable issued November 29, 2021 (Face Value: $654,044)	$336,983	$426,922
Line of credit issued November 29, 2021 (Face Value: $500,000)	456,097	495,000
Note payable issued December 1, 2021 (Face Value: $1,500,700)	1,500,600	1,500,600
Note payable issued October 6, 2022 (Face Value: $666,667)	—	666,667
Note payable issued November 15, 2022 (Face Value: $200,000)	200,000	100,000
Note payable issued January 25, 2023 (Face Value: $100,000)	100,000	—
Note payable issued February 14, 2023 and December 15, 2022 (Face Value: $585,500, $200,000)	585,000	220,000
Note payable issued August 3, 2023 (Face Value: $33,000)	33,000	—
Note payable issued August 18, 2023 (Face Value: $64,000)	64,000	—
Note payable issued November 13, 2023 (Face Value: $22,000)	22,000	—
Note payable issued November 30, 2023 (Face Value: $200,000)	200,000	—
Total notes payable and line of credit	3,497,680	3,409,189
Less: unamortized discount on notes payable	—	(275,759)
Less: current portion	(1,997,080)	(1,324,505)
Total notes payable and line of credit	$1,500,600	$1,808,925

Required principal payments under the company’s notes payable and line of credit are as follows:

Year Ending December 31, 2024	$1,997,080
Year Ending December 31, 2025	4,567
Year Ending December 31, 2026	26,534
Year Ending December 31, 2027	37,720
Year Ending December 31, 2028	39,008
Thereafter	1,392,771
Total	$3,497,680

Notes Payable

On November 29, 2021, the Company received a $654,044 promissory note from a bank, collateralized by all the assets of the Company. Interest was payable monthly at the annual fixed rate of 4.284%. On November 1, 2023, the Company entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal prime rate (8.5% at December 31, 2023) (Note 11). The Company is required to pay the loan in 36 payments of $19,409. As of December 31, 2023 and 2022, the Company had an outstanding balance of $336,983 and $426,922, respectively, on the promissory note. For the years ended December 31, 2023 and 2022, the Company paid and recorded $18,742 and $25,198 in interest, respectively. The Company accrued interest of $7,509 and $105 at December 31, 2023 and 2022, respectively.

On December 1, 2021, the Company received a promissory note from a bank in the amount of $500,000. On February 25, 2022, the Company received an extension of $1,000,700 on the promissory note. The promissory note is collateralized by all the assets of the Company and the private property of the Company’s CEO. Interest is accrued monthly at the annual fixed rate of 3.75%. The promissory note matures on December 19, 2051. As of December 31, 2023 and 2022, the Company had an outstanding balance of $1,500,600 on the promissory note. Commencing on January 1, 2024, the Company is required to make monthly installment payments, including principal and interest, of $7,682. The Company recorded $56,272 and $33,269 in interest related to the promissory note for the years ended December 31, 2023 and 2022, respectively. The accrued interest balance, which is included within accrued liabilities on the consolidated balance sheets, as of December 31, 2023 and 2022 are $89,541 and $33,269, respectively.

On October 6, 2022, in connection with the execution of a Business Combination Agreement, the Company entered into a securities purchase agreement (“The Agreement”) with an accredited investor (“Holder”), issued and sold to such investor a 10.00% original issue discount senior secured promissory notes due October 5, 2023, in the aggregate principal amount of $2,222,222 (the “Bridge Notes”). $666,667 of the Bridge Note was allocated to the Company. The Company received cash proceeds of $600,000 from the note.

Concurrently with the execution of the Business Combination Agreement, on October 6, 2022, Digital Health Acquisition Company (‘DHAC”) entered into an Amended and Restated Securities Purchase Agreement (the “PIPE Securities Purchase Agreement”) with certain investors (the “PIPE Investors”). If the PIPE Financing closes in connection with the closing of the Business Combination, 110% if paid after 90 days of the original issue date, 100% if before 90 days under the Bridge Notes, and guaranteed interest of 10% are due and payable at the closing of the PIPE Financing.

The Bridge Note has a mandatory default payment of 125% of the sum of the outstanding principal and all accrued interest unpaid and all other amounts, costs, fees (including Late Fees), expenses, indemnification and liquidated and other damages and other obligations due to the Holder. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The Agreement includes a mandatory prepayment that upon the closing of the Business Combination under the Business Combination Agreement, the Company shall repay the note in its entirety to the Holder in an amount equal to the mandatory prepayment Amount.

The Company reviewed the contingent early repayment option granted in the Bridge Note under ASC 815 and concluded that as a result of the significant discount granted in the note, the contingent mandatory repayment provision is therefore considered an embedded derivative. Accordingly, in accordance with ASC 470-20, the Company allocated the Bridge Note proceeds between the Bridge Note and the Embedded Early Mandatory Repayment option, using the residual method by allocating the principal first to fair value of the embedded derivative and then to the debt. Accordingly, the fair value of the embedded derivative at issuance was $208,803 and the residual value of $457,864 was allocated to the principal balance of the note. (See Note 9. Fair Value Measurements for additional disclosure on the derivative).

On October 5, 2023 the Company defaulted on the Bridge Note and accordingly the default provision were allocated and applied resulting in the triggering of 125% mandatory default penalty, a 10% late fee and default interest from the date of default of 24% resulting in default interest expense of $383,789.

An Exchange Agreement (this “Agreement”) was dated as of November 21, 2023, between Digital Health Acquisition Corp., a Delaware corporation (“DHAC”), VSee Lab, Inc., a Delaware corporation (“VSee”) and iDoc Virtual Telehealth Solutions, Inc., a Texas corporation (“iDoc”, and together with DHAC and VSee, each a “Company” and collectively, the “Companies”) and the holders.

The Holder beneficially own and hold (i) a promissory note of DHAC in the principal amount (including the original issue discount of $88,889) of $888,889 (the “DHAC Note”); (ii) a promissory note of VSee in the principal amount (including the original issue discount of $66,667) of $666,667 (the “VSee Note”); and (iii) a promissory note of iDoc in the principal amount (including the original issue discount of $66,667) of $666,667 (the “iDoc Note”, together with the DHAC Note and the VSee Note, each as further detailed on Schedule I hereto, collectively, the “Original Notes”) which are currently due and owing, and have an aggregate current value of $3,723,744, including interest.

The Holder has agreed to purchase from VSee and iDoc, their respective shares of common stock, in exchange of the principal amount (excluding the original issue discount of $66,667) of $600,000 of the VSee Note and the principal amount (excluding the original issue discount of $66,667) of $600,000 of the iDoc Note, effective immediately prior to the consummation of the Business Combination. As of December 31, 2023, the Company has $600,000 recorded as a contingent liability on the consolidated balance sheets.

The Holder, severally and not jointly, desire to, upon consummation of the Business Combination, exchange all amounts currently due and owing (the “Original Notes Amount”) under (i) the DHAC Note, (ii)the VSee Note other than the principal amount of $600,000 thereof, and (iii) the iDoc Note other than the principal amount of $600,000 thereof (the “Exchange”) for senior secured convertible promissory notes with an aggregate principle value of $2,523,744 (such notes, the “Notes” or the “Securities”), in the form of the Exchange Note was assumed by DHAC.

As a result of the Exchange Agreement, DHAC assumed The Company’s default interest of $383,789. The carrying balance of the Bridge note and the bifurcated derivative was offset by the principal amount of $600,000, resulting in a gain on forgiveness of debt of $107,862.

As of December 31, 2023 and 2022, the Bridge note net of unamortized debt discount was $0 and $407,131, respectively. The Company recognized $50,916 of amortized debt discount and $50,733 in interest for a total Bridge Note interest expense of $101,649 for the year ended December 31, 2023. The Company had $0 and $15,934 in accrued interest as of December 31, 2023 and 2022, respectively.

On November 15, 2022, the Company received a $200,000 promissory note from an accredited investor. The promissory note matures on December 31, 2024, and is collateralized by all the assets of the Company. $100,000 of the promissory note was funded on November 15, 2022 and the remaining $100,000 was funded on January 12, 2023. Interest is accrued monthly at the annual fixed rate of 10.00%, with principal and interest due upon maturity. On June 30, 2023, the accredited investor forgave the interest expense on the loan from the date of origination. On November 21, 2023, concurrently with the execution of the Business Combination Agreement, the Company entered into various securities purchase agreements (the “Conversion SPAs”) to convert the promissory note into Series A Preferred Stock at the Closing of the Business combination. As of December 31, 2023 and 2022, the Company had an outstanding balance of $200,000 and $100,000, respectively, and an accrued interest balance of $0 and $2,583, respectively.

On December 15, 2022, the Company received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $220,000. On February 14, 2023, the Company received an extension of $423,500 on the promissory note. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on July 15, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. On June 30, 2023, the accredited investor forgave the interest expense on the loan from the date of origination. On November 21, 2023, concurrently with the execution of the Business Combination Agreement, the Company entered into the “Conversion SPAs” to convert the promissory note into Series A Preferred Stock at the Closing of the Business Combination. As of December 31, 2023 and 2022, the promissory note net of unamortized debt discount was $585,000 and $203,778. No amortized debt discount and interest expense were recognized for the year ended December 31, 2023. The Company had $0 and $1,454 in accrued interest as of December 31, 2023 and 2022, respectively.

On January 25, 2023, the Company received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $110,000. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matured on July 15, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. On June 30, 2023, the accredited investor forgave the interest expense on the loan from the date of origination. On November 21, 2023, concurrently with the execution of the Business Combination Agreement, the Company entered into the Conversion SPAs to convert the promissory note into Series A Preferred Stock at the Closing of the Business Combination. As of December 31, 2023, the promissory note net of unamortized debt discount was $100,000. No amortized debt discount and interest expense were recognized for the year ended December 31, 2023. The Company had no accrued interest as of December 31, 2023.

On August 3, 2023, the Company received a 10.00% original issue discount promissory note from an accredited investor with a principal balance of $33,000. Notes payable issued with a face value higher than the proceeds it receives is recognized as a debt discount and is amortized as interest expense over the life of the underlying note payable. The promissory note matures on November 1, 2023, and is collateralized by all the assets of the Company. The Company entered into the “Conversion SPAs” to convert the promissory note into Common Stock at the Closing of the Business combination. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. As of December 31, 2023, the promissory note net of unamortized debt discount was $33,000. The Company recognized $3,000 of amortized debt discount and $660 in accrued interest for a total interest expense of $3,660 for the year ended December 31, 2023. The Company had $660 in accrued interest as of December 31, 2023.

On August 18, 2023, the Company received a 8.5% original issue discount promissory note from an accredited investor with a principal balance of $64,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and are amortized as interest expense over the life of the underlying note payable. The promissory note matures on November 16, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 8.00%, with principal and interest due upon maturity. Upon an Event of Default, the interest rate on the note shall increase to the greater of 24% per annum or the maximum rate allowed by the laws governing this agreement. As of December 31, 2023, the promissory note net of unamortized debt discount was $64,000. The Company recognized $5,000 of amortized debt discount and $1,280 in accrued interest for a total interest expense of $6,280 for the year ended December 31, 2023. The Company had $1,280 in accrued interest as of December 31, 2023.

On November 13, 2023, the Company received a 10% original issue discount promissory note from an accredited investor with a principal balance of $22,000. Notes payable issued with a face value higher than the proceeds it receives are recognized as a debt discount and are amortized as interest expense over the life of the underlying note payable. The promissory note matures on December 13, 2023, and is collateralized by all the assets of the Company. Interest is accrued monthly at the annual fixed rate of 12.00%, with principal and interest due upon maturity. Upon an Event of Default, the interest rate on the note shall increase to the greater of 24% per annum or the maximum rate allowed by the laws governing this agreement. As of December 31, 2023, the promissory note net of unamortized debt discount was $22,000. The Company recognized $2,000 of amortized debt discount and $220 in accrued interest for a total interest expense of $2,220 for the year ended December 31, 2023. The Company had $220 in accrued interest as of December 31, 2023.

On November 30, 2023, the Company received a note payable from a lender with a purchase price of $200,000. The note payable has a 24% interest rate over the 3-month loan term. Upon an Event of Default, the interest rate on the note shall increase to the greater of 24% per annum or the maximum rate allowed by the laws governing this agreement. As of December 31, 2023, the Company had an outstanding balance of $200,000 on the loan. No interest expense was recognized on the loan for the year ended December 31, 2023.

Line of credit amendment

On November 29, 2021, the Company received a revolving line of credit from the same bank as the $500,000 promissory note. The line of credit is collateralized by the Company’s assets. Interest was payable monthly at 1.25% above the Wall Street Journal prime rate (8.5% at December 31, 2023). On November 1, 2023, the Company entered into a forbearance agreement with a maturity date of January 10, 2024, and increased the effective interest rate to 3% above the Wall Street Journal prime rate (8.5% at December 31, 2023) (Note 11). As of December 31, 2023 and 2022, the Company had an outstanding balance of $456,097 and $495,000, respectively, on the line of credit. The Company paid and recorded $47,239 and $30,863 in interest related to the line of credit for the years ended December 31, 2023 and 2022, respectively. The accrued interest balance, which is included within accrued liabilities on the consolidated balance sheets, as of December 31, 2023 and 2022, are $4,201 and $1,004, respectively.